CONDENSED STATEMENTS OF CASH FLOWS (Q3) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (7,775,789)	$ 13,646,911
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of derivative liabilities	1,787,623	(12,181,745)
Interest expense	0	6,614
Investment income earned on cash and investments held in Trust Account	(1,562,977)	(2,880,650)
Reduction in deferred underwriting commissions	(440,592)	0
Changes in operating assets and liabilities:
Prepaid expenses	(482)	400,249
Accounts payable	(120,204)	62,745
Accrued expenses - related party	120,000	60,000
Accrued expenses	6,700,612	351,153
Net cash used in operating activities	(1,291,809)	(534,723)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account for working capital purposes	1,230,308	27,010
Cash withdrawn from Trust Account in connection with redemption	480,946,296	0
Net cash provided by (used in) investing activities	482,176,604	27,010
Cash Flows from Financing Activities:
Proceeds from convertible promissory note - related party	350,000	500,000
Redemption of common stock	(480,946,296)	0
Net cash (used in) provided by financing activities	(480,596,296)	500,000
Net (decrease) increase in cash	288,499	(7,713)
Cash - beginning of the period	22,339	93,599
Cash - end of the period	310,838	85,886
Supplemental disclosure of noncash investing and financing activities:
Increase in value of Class A common stock subject to possible redemption	135,254	2,765,952
Reduction in deferred underwriting fee payable	$ 9,702,408	$ 0